Significant Accounting Policies - Schedule of Estimated Residual Value of Computer Equipment and Furniture and Fixtures (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member]
Property plant and equipment useful life	5 years
Furniture and Fixtures [Member]
Property plant and equipment useful life	10 years